Net Income (Loss) Per Share - Schedule of Equity Awards not Included In Calculation of Diluted Net Income (Loss) Per Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted net income per share	16,163,598	16,163,598	16,163,598	16,163,598	17,993,152
Equity awards outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted net income per share	1,726,480	417,120	154,906	93,624	86,650